Risks and Concentration (Details) - Customer concentration risk	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accounts receivable - third parties, net | Geely Group and its subsidiaries
Risks and Concentration
Concentration risk percentage	83.30%	86.40%
Accounts receivable - third parties, net | Customer A, a third party
Risks and Concentration
Concentration risk percentage	54.10%	42.00%
Accounts receivable - third parties, net | Customer B, a third party
Risks and Concentration
Concentration risk percentage	25.70%
Accounts receivable - third parties, net | Customer C, a third party
Risks and Concentration
Concentration risk percentage		28.60%
Accounts receivable - third parties, net | Customer D, a third party
Risks and Concentration
Concentration risk percentage		15.10%
Total revenues | Geely Group and its subsidiaries
Risks and Concentration
Concentration risk percentage	81.80%	78.50%	67.00%
Total revenues | Customer A, a third party
Risks and Concentration
Concentration risk percentage			12.60%
Total revenues | Customer B, a third party
Risks and Concentration
Concentration risk percentage			12.50%
Accounts payable | Supplier A, a third party
Risks and Concentration
Concentration risk percentage		12.50%
Accounts payable | Supplier B, a third party
Risks and Concentration
Concentration risk percentage	14.60%	15.70%
Accounts payable | Supplier C, a third party
Risks and Concentration
Concentration risk percentage	28.20%	22.80%
Accounts payable | Supplier D, a third party
Risks and Concentration
Concentration risk percentage	13.10%
Liabilities, Total | Supplier A, a third party
Risks and Concentration
Concentration risk percentage	10.00%	12.10%	12.70%
Liabilities, Total | Supplier B, a third party
Risks and Concentration
Concentration risk percentage	17.30%	20.20%	17.40%
Liabilities, Total | Supplier C, a third party
Risks and Concentration
Concentration risk percentage	21.80%	15.40%
Liabilities, Total | Supplier D, a third party
Risks and Concentration
Concentration risk percentage	12.20%